                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58314
                                                             and 811-03859

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                   WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY
                                  (B-2652-PRO)
                                DATED MAY 3, 2004
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The following replaces OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION section under the heading titled ESTATE REWARDS DEATH BENEFIT(S) located on page 28 of the prospectus:

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

1.    Contract value; or

2.    Net Purchase Payments; or

3. Maximum Anniversary Value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that anniversary; and adjusted for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

      If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greater of contract value or Net Purchase Payments. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

Date:  November 19, 2004

                Please keep this Supplement with your Prospectus

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